Fair values of financial assets and liabilities - Schedule of Sensitivity of Level 3 Valuations (Details) £ in Millions	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	£ 461,504	£ 441,907
Total financial assets at fair value through profit or loss	2,279	2,321
Asset-backed securities	3	0
Level 3 financial assets carried at fair value	41,796	36,900
Financial liabilities at fair value through profit or loss	4,243	4,630
Level 3 financial liabilities carried at fair value	8,529	10,417
Carrying value £m | Derivative liabilities £m
Disclosure of detailed information about financial instruments [line items]
Interest rate derivatives	118	143
Carrying value £m | Level 3 £m | Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Level 3 financial liabilities carried at fair value	135	165
Carrying value £m | Level 3 financial assets carried at fair value | Level 3 £m
Disclosure of detailed information about financial instruments [line items]
Level 3 financial assets carried at fair value	337	328
Discounted cash flows | Favourable changes £m | Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value through profit or loss	2	1
Discounted cash flows | Unfavourable changes £m | Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value through profit or loss	(2)	(1)
Discounted cash flows | Carrying value £m | Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value through profit or loss	17	22
Financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	1,993	2,089
Total financial assets at fair value through profit or loss	2,279	2,321
Financial assets at fair value through profit or loss | Level 3 £m
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	282	276
Total financial assets at fair value through profit or loss	287	280
Financial assets at fair value through profit or loss | Favourable changes £m
Disclosure of detailed information about financial instruments [line items]
Equity investments	1	1
Financial assets at fair value through profit or loss | Unfavourable changes £m
Disclosure of detailed information about financial instruments [line items]
Equity investments	(1)	(1)
Financial assets at fair value through profit or loss | Carrying value £m
Disclosure of detailed information about financial instruments [line items]
Equity investments	5	4
Total financial assets at fair value through profit or loss	287	280
Financial assets at fair value through profit or loss | Discounted cash flows | Favourable changes £m
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	19	19
Financial assets at fair value through profit or loss | Discounted cash flows | Unfavourable changes £m
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	(17)	(19)
Financial assets at fair value through profit or loss | Discounted cash flows | Carrying value £m
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	282	276
Financial assets at fair value through other comprehensive income | Lead manager or broker quote/consensus pricing | Favourable changes £m
Disclosure of detailed information about financial instruments [line items]
Asset-backed securities	2	2
Financial assets at fair value through other comprehensive income | Lead manager or broker quote/consensus pricing | Unfavourable changes £m
Disclosure of detailed information about financial instruments [line items]
Asset-backed securities	(2)	(2)
Financial assets at fair value through other comprehensive income | Lead manager or broker quote/consensus pricing | Carrying value £m
Disclosure of detailed information about financial instruments [line items]
Asset-backed securities	£ 50	£ 48
Interest rate spreads | Maximum | Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.0050	0.0050
Interest rate spreads | Minimum | Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	(0.0050)	(0.0050)
Interest rate spreads | Financial assets at fair value through profit or loss | Maximum
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0006	0.0050
Interest rate spreads | Financial assets at fair value through profit or loss | Minimum
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(0.0006)	(0.0050)
Interest rate volatility | Option pricing model | Favourable changes £m | Derivative liabilities £m
Disclosure of detailed information about financial instruments [line items]
Interest rate derivatives	£ 0	£ 0
Interest rate volatility | Option pricing model | Unfavourable changes £m | Derivative liabilities £m
Disclosure of detailed information about financial instruments [line items]
Interest rate derivatives	0	0
Interest rate volatility | Option pricing model | Carrying value £m | Derivative liabilities £m
Disclosure of detailed information about financial instruments [line items]
Interest rate derivatives	£ 7	£ 13
Interest rate volatility | Maximum | Derivative liabilities £m
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	1.95	1.83
Interest rate volatility | Minimum | Derivative liabilities £m
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.12	0.11
Housing Price Index | Market values – property valuation | Favourable changes £m | Derivative liabilities £m
Disclosure of detailed information about financial instruments [line items]
Interest rate derivatives	£ 11	£ 12
Housing Price Index | Market values – property valuation | Unfavourable changes £m | Derivative liabilities £m
Disclosure of detailed information about financial instruments [line items]
Interest rate derivatives	(10)	(11)
Housing Price Index | Market values – property valuation | Carrying value £m | Derivative liabilities £m
Disclosure of detailed information about financial instruments [line items]
Interest rate derivatives	£ 111	£ 130
Housing Price Index | Maximum | Derivative liabilities £m
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.01	0.01
Housing Price Index | Minimum | Derivative liabilities £m
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	(0.01)	(0.01)